Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

January 11, 2008

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A of Advanced Series Trust
(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 66 to the Registration Statement under the Securities Act of 1933 and Amendment No. 68 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission is Post-Effective Amendment No. 66 to the Registration Statement under the 1933 Act and Amendment No. 68 to the Registration Statement under the 1940 Act (the Amendment).

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act.  This filing is intended to respond to telephonic comments received from Sally Samuel of the Commission Staff with respect to the Rule 485(a) filing made as of November 2, 2007 (the Initial Filing) and to make certain non-material changes.  I have reviewed the Amendment and it does not contain disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

The Amendment is not intended to amend the Trust’s prospectuses or statements of additional information, either dated May 1, 2007 or November 19, 2007 and as amended and supplemented to date, relating to any of the other investment portfolios of the Trust.   The Amendment has been tagged to indicate changes from the Initial Filing.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.                             Comment:  Please include a letter containing Tandy representations with the filing.

Response:  The requested Tandy representations are included below in this letter.

2.                             Comment:  Please use eight point font for all footnote text.

Response:  The requested change has been made.

3.                             Comment:  In the “Risk Return Summary” section of the prospectus, please delete the incorrect reference to the “six” new Portfolios.

Response: The requested change has been made.  The Amendment has been revised to refer to the “four” new Portfolios.

4.                             Comment: In the “Annual Fund Operating Expenses” table in the prospectus, please delete the reference to the voluntary fee waivers for the Portfolios that appear in the body of the table.

Response: The requested change has been made.  As permitted by Item 3(e) of Form N-1A, estimated Portfolio operating expenses net of expense reimbursement or fee waiver arrangements are reflected in a footnote to the fee table.

5.                      Comment:  In the “Investment Objectives and Policies—Principal Investments of the Portfolios” section of the prospectus, please change the beginning of the second sentence from “The Sub-Advisor will us qualitative and quantitative analysis” to “The Sub-Advisor will use qualitative and quantitative analysis.”

Response:  The requested change has been made.

6.                             Comment:   In the “Investment Objectives and Policies—Other Investments and Strategies of the Portfolios—Additional Strategies” section of the prospectus, please include disclosure to the effect that each Portfolio will take steps to designed to reduce its exposure to illiquid securities to less than 15% of its net assets in the event a Portfolio holds more than 15% of its net assets in illiquid securities.

Response:  The requested disclosure has been added to the Amendment.

7.                             Comment:  In the “Organization and Management of the Trust” section of the Statement of Additional Information, please revise the disclosure to indicate that 53 (rather than 49) Trust Portfolios are available as of the date of the Statement of Additional Information.

Response:  The requested change has been made.

8.                             Comment:  In the “Disclosure of Portfolio Holdings” section of the Statement of Additional Information, please identify any financial printers that will receive portfolio holdings information on an ongoing basis in accordance with the requirements of Item 11(f)(2) of Form N-1A.

Response:  RR Donnelley is a financial printer that will periodically receive portfolio holdings information on an ongoing basis.  Disclosure to that effect has been added to the Amendment.

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The Trust acknowledges that (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Trust may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary